SEGMENT REPORTING - Company's revenue (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
SEGMENT REPORTING
Revenue	¥ 109,898,245	$ 16,196,997	¥ 66,285,032	¥ 68,854,280
Cost of revenue and related tax	73,410,205	10,819,325	51,044,495	47,976,836
Gross profit	36,488,040	5,377,672	15,240,537	20,877,444
Depreciation and amortization	2,870,387	423,043	3,147,936	2,844,025
Total capital expenditures	74,672,696		12,619,836	15,299,688
Goods transferred at a point in time
SEGMENT REPORTING
Revenue	100,613,554		60,455,301	58,281,225
Services rendered over time
SEGMENT REPORTING
Revenue	9,284,691		5,829,731	10,573,055
Automation product and software
SEGMENT REPORTING
Revenue	69,751,650	10,280,121	34,114,673	26,831,668
Cost of revenue and related tax	47,233,506		28,627,787	23,864,941
Gross profit	22,518,144		5,486,886	2,966,727
Depreciation and amortization	590,048		521,140	493,633
Total capital expenditures	156,991		254,962	146,367
Automation product and software | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	60,466,959		28,284,942	20,032,784
Automation product and software | Services rendered over time
SEGMENT REPORTING
Revenue	9,284,691		5,829,731	6,798,884
Equipment, accessories and others
SEGMENT REPORTING
Revenue	27,858,823	4,105,882	18,422,895	20,471,950
Cost of revenue and related tax	20,455,227		13,224,911	14,097,459
Gross profit	7,403,596		5,197,984	6,374,491
Depreciation and amortization	248,287		577,743	289,234
Total capital expenditures	107,557		557,106	150,081
Equipment, accessories and others | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	27,858,823		18,422,895	20,471,950
Equipment, accessories and others | Services rendered over time
SEGMENT REPORTING
Revenue	0			0
Oilfield environmental protection
SEGMENT REPORTING
Revenue	12,287,772	1,810,994	10,291,333	17,576,573
Cost of revenue and related tax	5,721,472		8,549,392	9,240,828
Gross profit	6,566,300		1,741,941	8,335,745
Depreciation and amortization	2,023,880		2,048,024	2,059,292
Total capital expenditures	0			0
Oilfield environmental protection | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	12,287,772		10,291,333	17,576,573
Oilfield environmental protection | Services rendered over time
SEGMENT REPORTING
Revenue	0			0
Platform outsourcing services
SEGMENT REPORTING
Revenue	0	$ 0	3,456,131	3,974,089
Cost of revenue and related tax	0		642,405	637,903
Gross profit	0		2,813,726	3,336,186
Depreciation and amortization	0			1,866
Total capital expenditures	0			2,989
Platform outsourcing services | Goods transferred at a point in time
SEGMENT REPORTING
Revenue	0		3,456,131	199,918
Platform outsourcing services | Services rendered over time
SEGMENT REPORTING
Revenue	0			3,774,171
Chemical recycle
SEGMENT REPORTING
Revenue				0
Cost of revenue and related tax				135,705
Gross profit				(135,705)
Depreciation and amortization	8,172		1,029	0
Total capital expenditures	¥ 74,408,148		¥ 11,807,768	15,000,251
Chemical recycle | Goods transferred at a point in time
SEGMENT REPORTING
Revenue				0
Chemical recycle | Services rendered over time
SEGMENT REPORTING
Revenue				¥ 0